Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 10,798,507	¥ 11,335,094	¥ 12,541,205
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	5,567,894	5,966,323	7,475,809
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	5,085,541	5,183,302	4,845,744
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	109,125	124,956	159,010
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	19,610	55,732	47,712
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	16,337	4,781	12,930
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,196,559	1,367,853	2,029,184
Tantan Limited [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	504,977	544,137	903,136
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	667,030	823,716	1,126,048
Tantan Limited [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	24,552
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	7,257	1,225	5,330
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 7,257	¥ 1,225	¥ 5,330